Note 35 - Purchase and sale commitments and future payment obligations	12 Months Ended
Dec. 31, 2017
Purchase and sale commitments and future payment obligations
Purchase and Sale commitments and future payment obligations

Purchase and sale commitments and future payment obligations

The breakdown of purchase and sale commitments of the BBVA Group as of December 31, 2017, 2016 and 2015 is as follows

Purchase and Sale Commitments (Millions of euros)
	Notes	2017	2016	2015
Financial instruments sold with repurchase commitments		40,077	46,562	68,401
Central Banks	9	6,155	4,649	19,065
Credit Institutions	22.1	24,843	28,421	26,069
General governments	22.2	3	-	7,556
Other	22.2	9,076	13,491	15,711
Financial instruments purchased with resale commitments		26,368	22,921	16,935
Central Banks		305	81	149
Credit Institutions	13.1	13,861	15,561	11,749
General governments	13.2 / 11	1,290	544	326
Other	13.2	10,912	6,735	4,710

A breakdown of the maturity of other payment obligations, not included in previous notes, due after December 31, 2017 is provided below

Maturity of Future Payment Obligations (Millions of euros)
	Up to 1 Year	1 to 3 Years	3 to 5 Years	Over 5 Years	Total
Operating leases	343	301	531	2,410	3,584
Purchase commitments	29	-	-	-	29
Technology and systems projects	9	-	-	-	9
Other projects	20	-	-	-	20
Total	372	301	531	2,410	3,614